Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2020	$ 1,099	$ 2,628,356	$ 713,737	$ 7,377,483	$ 445,789	$ 11,166,464
Balance (in Shares) at Dec. 31, 2020	10,987,679
Foreign currency translation adjustment					290,407	290,407
Net income				1,669,357		1,669,357
Appropriation of Statutory reserve			53,470	(53,470)
Balance at Dec. 31, 2021	$ 1,099	2,628,356	767,207	8,993,370	736,196	13,126,228
Balance (in Shares) at Dec. 31, 2021	10,987,679
Foreign currency translation adjustment					(1,015,447)	(1,015,447)
Net income				1,415,745		1,415,745
Appropriation of Statutory reserve			69,008	(69,008)
Balance at Dec. 31, 2022	$ 1,099	2,628,356	836,215	10,340,107	(279,251)	13,526,526
Balance (in Shares) at Dec. 31, 2022	10,987,679
Foreign currency translation adjustment					(330,116)	(330,116)
Shares issued	$ 340	14,093,195				14,093,535
Shares issued (in Shares)	3,404,685
Net income				1,047,641		1,047,641
Balance at Dec. 31, 2023	$ 1,439	$ 16,721,551	$ 836,215	$ 11,387,748	$ (609,367)	$ 28,337,586
Balance (in Shares) at Dec. 31, 2023	14,392,364